Organization and Principal Activities (Detail Textuals)	Jan. 31, 2017
Organization And Principal Activities [Line Items]
Percentage of ownership of shares to be purchase	55.00%
Wide Angle Group Limited
Organization And Principal Activities [Line Items]
Percentage of ownership of shares to be purchase	55.00%